Document and Entity Information	May 10, 2023
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 10, 2023
Entity Registrant Name	PureCycle Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40234
Entity Tax Identification Number	86-2293091
Entity Address, Address Line One	5950 Hazeltine National Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32822
City Area Code	877
Local Phone Number	648-3565
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	(d) PureCycle Technologies, Inc. (“Company”) filed a Current Report on Form 8-K on May 15, 2023 (the “Original Report”) to report the final results for each of the matters submitted to a vote of stockholders at its 2023 Annual Meeting of Stockholders held on May 10, 2023 (the “Annual Meeting”). As previously reported in the Original Report, at the Annual Meeting, a majority of the Company’s stockholders voted in favor of holding annual Say on Pay votes. The Company’s Board of Directors has considered the outcome of this advisory vote and has determined, consistent with the stated preference of the stockholders, that the Company will hold future Say on Pay votes on an annual basis until the occurrence of the next advisory vote on the frequency of Say on Pay votes.
Entity Central Index Key	0001830033
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PCT
Security Exchange Name	NASDAQ
Warrants [Member]
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock, $0.001 par value per share, at an exercise price of $11.50 per share
Trading Symbol	PCTTW
Security Exchange Name	NASDAQ
Units [Member]
Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock, $0.001 par value per share, and three quarters of one warrant
Trading Symbol	PCTTU
Security Exchange Name	NASDAQ